Real Estate (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($) property	Dec. 31, 2024 USD ($)	Mar. 31, 2026 USD ($)
Real Estate [Abstract]
Capital expenditures additions		$ 125,000	$ 72,000
Number of real estate disposed | property		0
Proceeds from sale of a portfolio (comprised of land parcel and various vacant buildings on certain campuses)	$ 12,000
Total loss on sale of a portfolio	16,000
Casualty-related recoveries		$ 2,000
Casualty-related charges			32,000
Casualty - related insurance receivable	$ 19,835	$ 12,491	$ 19,835	$ 5,507